Inx Token Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inx Token Warrant Liability [Abstract]
Token warrants shares	5,574,292	6,972,192
Warrants new exercise price shares		1,801,500
Token warrants (in Dollars)		$ 8